Quarterly Holdings Report
for

Fidelity® Value Fund

January 31, 2020

VAL-QTLY-0320
1.813084.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.1%
GCI Liberty, Inc. (a)	84,955	$6,217
Media - 2.8%
CBS Corp. Class B	207,600	7,085
DISH Network Corp. Class A (a)	937,100	34,448
Interpublic Group of Companies, Inc.	1,567,700	35,587
Liberty Global PLC Class C (a)	1,857,700	36,188
News Corp. Class A	821,400	11,187
Nexstar Broadcasting Group, Inc. Class A	466,600	56,529
Sinclair Broadcast Group, Inc. Class A	408,700	12,228
		193,252

TOTAL COMMUNICATION SERVICES		199,469

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	1,808,900	16,714
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	206,400	14,728
Distributors - 0.5%
LKQ Corp. (a)	1,116,100	36,480
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	1,987,900	41,428
Hotels, Restaurants & Leisure - 1.2%
Eldorado Resorts, Inc. (a)	1,331,299	79,585
Household Durables - 1.9%
D.R. Horton, Inc.	594,000	35,165
Mohawk Industries, Inc. (a)	384,200	50,591
Whirlpool Corp.	318,500	46,555
		132,311
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	1,301,564	43,680
Leisure Products - 1.3%
Brunswick Corp.	771,700	48,501
Mattel, Inc. (a)(b)	2,454,500	35,909
Vista Outdoor, Inc. (a)	666,600	4,953
		89,363
Specialty Retail - 2.4%
L Brands, Inc.	1,496,400	34,657
Lithia Motors, Inc. Class A (sub. vtg.)	83,700	11,353
Lowe's Companies, Inc.	321,900	37,418
Michaels Companies, Inc. (a)(b)	3,390,500	16,715
Sally Beauty Holdings, Inc. (a)	1,923,700	29,529
Urban Outfitters, Inc. (a)	1,349,200	34,540
		164,212
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	1,158,100	34,697
PVH Corp.	600,400	52,337
Tapestry, Inc.	1,439,600	37,098
		124,132

TOTAL CONSUMER DISCRETIONARY		742,633

CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 1.0%
U.S. Foods Holding Corp. (a)	1,727,200	69,382
Food Products - 3.1%
B&G Foods, Inc. Class A (b)	897,000	14,406
Conagra Brands, Inc.	1,613,800	53,126
Darling International, Inc. (a)	1,829,100	49,623
Nomad Foods Ltd. (a)	1,221,417	24,648
TreeHouse Foods, Inc. (a)	528,700	23,580
Tyson Foods, Inc. Class A	552,000	45,612
		210,995
Household Products - 1.3%
Energizer Holdings, Inc.	927,800	42,920
Spectrum Brands Holdings, Inc.	718,100	44,099
		87,019
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	1,035,100	26,726
Tobacco - 0.6%
Altria Group, Inc.	959,000	45,581

TOTAL CONSUMER STAPLES		439,703

ENERGY - 6.8%
Energy Equipment & Services - 0.5%
Baker Hughes, A GE Co. Class A	1,216,271	26,344
Halliburton Co.	551,700	12,033
		38,377
Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.	430,500	6,066
Cenovus Energy, Inc. (Canada)	5,349,348	46,565
Cheniere Energy, Inc. (a)	1,012,700	59,992
Concho Resources, Inc.	135,400	10,261
Delek U.S. Holdings, Inc.	262,400	7,206
Devon Energy Corp.	664,600	14,435
Enterprise Products Partners LP	477,600	12,308
EOG Resources, Inc.	325,400	23,725
Golar LNG Ltd. (b)	2,431,548	23,391
Hess Corp.	808,300	45,726
Magnolia Oil & Gas Corp. Class A (a)	1,309,500	13,776
Marathon Petroleum Corp.	207,999	11,336
Noble Energy, Inc.	2,675,900	52,903
Ovintiv, Inc. (b)	270,349	4,226
Ovintiv, Inc.	1,536,973	23,948
Teekay LNG Partners LP	2,040,280	26,218
Valero Energy Corp.	411,900	34,727
WPX Energy, Inc. (a)	1,112,600	13,296
		430,105

TOTAL ENERGY		468,482

FINANCIALS - 13.3%
Banks - 3.8%
Bank of Kyoto Ltd.	423,500	16,925
BB&T Corp.	1,123,923	57,961
East West Bancorp, Inc.	1,142,500	52,372
First Citizens Bancshares, Inc.	85,992	45,302
Huntington Bancshares, Inc.	3,036,300	41,203
Signature Bank	341,300	48,427
		262,190
Capital Markets - 3.6%
Ameriprise Financial, Inc.	333,700	55,197
Apollo Global Management LLC Class A	938,032	44,388
Donnelley Financial Solutions, Inc. (a)	562,131	5,093
Lazard Ltd. Class A	1,091,300	45,791
LPL Financial	403,000	37,128
Raymond James Financial, Inc.	626,300	57,263
		244,860
Consumer Finance - 3.2%
Capital One Financial Corp.	441,591	44,071
Discover Financial Services	778,400	58,481
OneMain Holdings, Inc.	1,074,200	45,514
SLM Corp.	4,798,996	52,405
Synchrony Financial	550,600	17,845
		218,316
Diversified Financial Services - 0.3%
ECN Capital Corp.	5,087,700	21,529
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	2,040,459	43,727
American International Group, Inc.	274,100	13,776
Argo Group International Holdings, Ltd.	393,100	25,787
Reinsurance Group of America, Inc.	115,100	16,580
The Travelers Companies, Inc.	522,000	68,706
		168,576

TOTAL FINANCIALS		915,471

HEALTH CARE - 7.2%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	420,400	41,784
Ascendis Pharma A/S sponsored ADR (a)	8,801	1,189
Ironwood Pharmaceuticals, Inc. Class A (a)	385,700	4,659
		47,632
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. (a)	295,500	8,744
Hill-Rom Holdings, Inc.	29,400	3,131
The Cooper Companies, Inc.	22,300	7,736
Zimmer Biomet Holdings, Inc.	104,346	15,433
		35,044
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	411,000	35,165
Cardinal Health, Inc.	140,600	7,200
Centene Corp. (a)	990,400	62,207
Cigna Corp.	286,600	55,136
Humana, Inc.	94,400	31,741
Laboratory Corp. of America Holdings (a)	82,700	14,506
McKesson Corp.	42,300	6,032
Patterson Companies, Inc.	279,500	6,152
Premier, Inc. (a)	971,200	33,769
Universal Health Services, Inc. Class B	31,200	4,278
		256,186
Health Care Technology - 0.5%
Change Healthcare, Inc. (b)	2,033,100	31,554
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	111,100	9,172
Bio-Rad Laboratories, Inc. Class A (a)	37,200	13,426
IQVIA Holdings, Inc. (a)	68,100	10,573
		33,171
Pharmaceuticals - 1.3%
Bayer AG	459,000	36,837
Elanco Animal Health, Inc. (a)	172,800	5,340
Jazz Pharmaceuticals PLC (a)	308,267	44,190
Mylan NV (a)	135,600	2,905
		89,272

TOTAL HEALTH CARE		492,859

INDUSTRIALS - 19.5%
Aerospace & Defense - 1.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	12,988,600	12,072
General Dynamics Corp.	177,400	31,123
Huntington Ingalls Industries, Inc.	163,400	42,647
		85,842
Air Freight & Logistics - 0.4%
FedEx Corp.	201,200	29,102
Airlines - 1.6%
American Airlines Group, Inc. (b)	2,246,017	60,283
JetBlue Airways Corp. (a)	2,456,199	48,706
		108,989
Building Products - 0.2%
Jeld-Wen Holding, Inc. (a)	664,500	15,868
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	1,395,100	29,325
The Brink's Co.	432,800	36,437
		65,762
Construction & Engineering - 3.6%
AECOM (a)	1,325,323	63,920
Arcadis NV	1,876,575	42,790
Fluor Corp.	1,943,800	34,775
Granite Construction, Inc. (b)	1,984,953	53,852
Williams Scotsman Corp. (a)	2,636,300	49,694
		245,031
Electrical Equipment - 1.2%
Atkore International Group, Inc. (a)	539,486	21,418
Regal Beloit Corp.	315,300	24,738
Sensata Technologies, Inc. PLC (a)	800,906	37,859
		84,015
Industrial Conglomerates - 0.9%
General Electric Co.	4,973,900	61,925
Machinery - 1.2%
Allison Transmission Holdings, Inc.	1,250,329	55,265
Welbilt, Inc. (a)	1,805,495	27,245
		82,510
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	7,268	8,691
Professional Services - 2.0%
ASGN, Inc. (a)	583,000	39,463
Intertrust NV (c)	926,551	16,503
Manpower, Inc.	102,100	9,341
Nielsen Holdings PLC	3,436,000	70,094
		135,401
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	1,724,400	63,941
Norfolk Southern Corp.	70,787	14,739
Ryder System, Inc.	842,900	40,223
		118,903
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	659,496	37,334
Ashtead Group PLC	1,171,331	37,973
Beacon Roofing Supply, Inc. (a)	1,156,700	38,298
Fortress Transportation & Infrastructure Investors LLC	1,517,638	29,108
HD Supply Holdings, Inc. (a)	1,714,074	69,831
MRC Global, Inc. (a)	1,140,424	12,841
Univar, Inc. (a)	1,895,500	40,848
		266,233
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	623,300	27,494

TOTAL INDUSTRIALS		1,335,766

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	2,678,900	32,642
Extreme Networks, Inc. (a)	1,432,458	8,452
F5 Networks, Inc. (a)	218,700	26,708
		67,802
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	3,915,200	51,485
IT Services - 2.3%
Alliance Data Systems Corp.	263,600	27,095
Capgemini SA	149,100	18,578
Conduent, Inc. (a)	4,203,600	17,991
DXC Technology Co.	1,643,236	52,386
Econocom Group SA	7,829,926	22,317
Unisys Corp. (a)	2,301,519	22,348
		160,715
Semiconductors & Semiconductor Equipment - 1.0%
Marvell Technology Group Ltd.	1,505,824	36,200
NXP Semiconductors NV	245,300	31,119
		67,319
Software - 1.0%
Micro Focus International PLC	2,748,915	36,917
SS&C Technologies Holdings, Inc.	529,200	33,345
		70,262
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	241,800	8,601

TOTAL INFORMATION TECHNOLOGY		426,184

MATERIALS - 9.7%
Chemicals - 6.0%
Albemarle Corp. U.S. (b)	431,200	34,617
Axalta Coating Systems Ltd. (a)	1,281,478	36,919
Celanese Corp. Class A	146,139	15,125
DowDuPont, Inc.	960,540	49,160
Element Solutions, Inc. (a)	2,823,200	33,031
FMC Corp.	189,825	18,145
Livent Corp. (a)	255,129	2,401
LyondellBasell Industries NV Class A	127,229	9,906
Olin Corp.	3,935,280	58,518
Orion Engineered Carbons SA	1,902,000	29,861
The Chemours Co. LLC	2,444,500	33,905
The Mosaic Co.	2,216,800	43,981
Tronox Holdings PLC	3,869,774	32,738
Westlake Chemical Corp.	260,000	15,912
		414,219
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	52,283	13,792
Summit Materials, Inc. (a)	1,460,400	32,085
		45,877
Containers & Packaging - 2.1%
Avery Dennison Corp.	99,190	13,018
Berry Global Group, Inc. (a)	778,700	33,110
Crown Holdings, Inc. (a)	622,800	46,106
Graphic Packaging Holding Co.	1,648,400	25,764
O-I Glass, Inc.	2,109,682	26,624
		144,622
Metals & Mining - 0.9%
Antofagasta PLC	474,400	5,151
Barrick Gold Corp.	662,385	12,267
Constellium NV (a)	2,878,500	32,700
Steel Dynamics, Inc.	324,865	9,707
		59,825

TOTAL MATERIALS		664,543

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.	317,200	51,767
American Tower Corp.	144,404	33,464
CubeSmart	2,977,037	94,283
Digital Realty Trust, Inc.	219,900	27,046
Douglas Emmett, Inc.	881,800	36,595
Equinix, Inc.	86,500	51,012
Equity Lifestyle Properties, Inc.	581,822	42,328
Essex Property Trust, Inc.	97,400	30,171
National Retail Properties, Inc.	645,588	36,153
Taubman Centers, Inc.	811,500	21,440
VICI Properties, Inc.	1,773,900	47,541
		471,800
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	812,892	49,627
Cushman & Wakefield PLC (a)	2,940,100	56,509
Howard Hughes Corp. (a)	341,600	41,566
		147,702

TOTAL REAL ESTATE		619,502

UTILITIES - 7.9%
Electric Utilities - 3.0%
Edison International	941,200	72,049
Entergy Corp.	704,800	92,695
Exelon Corp.	885,100	42,122
		206,866
Independent Power and Renewable Electricity Producers - 2.4%
The AES Corp.	2,801,300	55,634
Vistra Energy Corp.	4,920,100	110,801
		166,435
Multi-Utilities - 2.5%
Dominion Energy, Inc.	393,700	33,760
Sempra Energy	842,597	135,351
		169,111

TOTAL UTILITIES		542,412

TOTAL COMMON STOCKS
(Cost $6,386,859)		6,847,024
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.54% 3/12/20 to 4/9/20 (d)
(Cost $2,565)	2,570	2,565
	Shares	Value (000s)

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.58% (e)	57,555,273	$57,567
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	125,673,625	125,686
TOTAL MONEY MARKET FUNDS
(Cost $183,251)		183,253
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $6,572,675)		7,032,842
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(167,281)
NET ASSETS - 100%		$6,865,561

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	31	March 2020	$6,222	$(138)	$(138)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,503,000 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $267,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$311
Fidelity Securities Lending Cash Central Fund	173
Total	$484

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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